TCG Select Money Market Fund
Investment Objective

The investment objective of TCG Select Money Market Fund (“Fund”), a series of TCG Financial Series Trust IX (“Trust”), is to achieve preservation of capital, current income, liquidity and stability of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the TCG Select Money Market Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TCG Select Money Market Fund		TCG Select Money Market Fund Institutional Shares	Service Shares	Investor A Shares	Investor B Shares	Investor C Shares
Management Fee		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	[1]	none	none	none	none	none
Shareholder Servicing Fee		none	0.05%	0.10%	0.15%	0.20%
Other Expenses		0.14%	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses		0.64%	0.69%	0.74%	0.79%	0.84%
Fee Waiver and/or Expense Reimbursement	[2]	(0.34%)	(0.39%)	(0.44%)	(0.49%)	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.30%	0.30%	0.30%	0.30%	0.30%
[1]	The Fund has adopted a Rule 12b-1 Plan for each of its share classes that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through October 31, 2016.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 13 through 15, Catalyst has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 0.30% for all share classes until October 31, 2017 (the "contractual expense limitation agreement"). The Fund may have to repay some of these waivers and/or reimbursements to Catalyst in the following three (3) years provided that the current year's expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated by a majority of the non-interested Trustees upon sixty (60) days' written notice to the Advisor and will terminate automatically upon the termination of the Management Services Agreement. The Advisor may not terminate this agreement without the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculations for years after Year #1 in the example assume that the Fund’s Rule 12b-1 Distribution Fee has been included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TCG Select Money Market Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
TCG Select Money Market Fund Institutional Shares	31	171	323	766
Service Shares	31	181	346	822
Investor A Shares	31	192	368	877
Investor B Shares	31	203	390	932
Investor C Shares	31	214	413	987

Principal Investment Strategies of the Fund

The TCG Select Money Market Fund (the “Fund”) seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund will primarily invest in deposits (“Deposits”) in accounts with banks or savings and loan associations (“Insured Institutions”) insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC insurance is backed by the full faith and credit of the U.S. Government. The Fund intends to keep each Deposit below the FDIC’s Standard Maximum Deposit Insurance Amount (currently $250,000), but cannot guarantee that all Deposits will be below that amount.

The Fund will only make Deposits in Insured Institutions rated by a nationally recognized statistical rating organization (“NRSRO”) in one of its two highest short-term rating categories (within which there may be gradations or sub-categories). If an Insured Institution is rated by more than one NRSRO, at least two NRSROs must rate its Deposits in one of their two highest short-term rating categories. If an Insured Institution has not received short-term ratings from any NRSRO, the Fund must determine that it is of comparable quality to a Deposit in a rated Insured Institution. Independent of any ratings, Deposits by the Fund present minimal credit risk and qualify for investment by the Fund because they are FDIC insured to the extent that each of the Fund’s Deposits are below the $250,000 limit.

The Fund may also invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“Government Securities”), or in repurchase agreements for Government Securities. The Fund may also invest in other money market funds that have substantially the same investment objective and strategies as the Fund. All investments will be payable in U.S. dollars.

The Fund’s Advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund’s dollar-weighted average legal maturity (WAM) will be 60 days or less, and the dollar-weighted average life to maturity (WAL) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates as well as the credit quality of the issuer.

Although the Fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the Fund's investment.

Principal Risks of Investing in the Fund

The TCG Select Money Market Fund is subject to management risk and the Fund may not achieve its objective if the Advisor’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate. The Advisor has extensive experience in managing mutual funds but only recently has begun to manage money market funds.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation.

Government Securities Risk. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Instrument Risk. Floating and variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate instruments may be subject to greater liquidity risk than other debt instrument, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms which may impact the operation or performance of the Fund.

Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Performance

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance.

Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.CatalystTCGFunds.com or by calling the Fund toll-free at 1-800-494-2755.

Annual Returns For Years Ended December 31, 2015

Best Quarter	September 30, 2015	0.07%
Worst Quarter	June 30, 2015	0.04%

Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - TCG Select Money Market Fund	1 Year	Since Inception	Inception Date
TCG Select Money Market Fund Institutional Shares	0.23%	0.24%	Jul. 03, 2014

The Institutional Class Shares' seven-day current yield on December 31, 2015 was 0.25%.

Returns would have been lower if the Fund’s adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.